CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,534,000)	$ (1,626,000)	$ (2,070,000)	$ (279,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense			0	12,000
Inventory reserve			0	(73,000)
Depreciation	1,000	1,000	1,000	0
Amortization of debt issuance costs and discounts	111,000	250,000	320,000	394,000
Amortization of beneficial conversion feature	0	37,000	8,000	102,000
Stock based compensation	132,000	178,000	228,000	310,000
Change in fair value of warrants	0	(448,000)
Extinguishment of derivative liability	0	(84,000)
Change in fair value of derivative liability	(13,000)	89,000
Amortization of lease right-of-use-asset	50,000	66,000	82,000	0
Expense for warrants issued to consultants	865,000	585,000	664,000	0
Gain from extinguishment of debt	(345,000)	(578,000)
Other non-cash expenses (income)	(156,000)	(109,000)	117,000	0
Change in operating assets and liabilities:
Accounts receivable	(16,000)	0	(22,000)	(23,000)
Inventory	25,000	(14,000)	33,000	(483,000)
Other current assets	(332,000)	88,000	(292,000)	(15,000)
Other non-current assets	0	17,000	(17,000)	18,000
Accounts payable and accrued liabilities	(7,000)	(435,000)	136,000	(221,000)
Lease liabilities	(51,000)	(41,000)	56,000	0
Deferred revenue	172,000	237,000	296,000	(59,000)
NET CASH USED IN OPERATING ACTIVITIES	(1,140,000)	(1,751,000)	(1,592,000)	(1,875,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(28,000)	(10,000)	(14,000)	(1,000)
NET CASH USED FOR INVESTING ACTIVITIES	(28,000)	(10,000)	(14,000)	(1,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from warrant exercises	495,000	0
Proceeds from debt financing	0	1,248,000
Payments made on notes payable	(465,000)	(1,415,000)
Payments of debt issuance costs	0	(86,000)	(86,000)	0
Note payable default penalty	0	398,000	398,000	0
Proceeds from issuances of common stock, net of costs	1,396,000	0	1,248,000	519,000
Proceeds from issuances of warrants, net of costs	1,796,000	0
Proceeds from Series F offering, net of costs	0	1,436,000	1,436,000	0
Proceeds from Series F-2 offering, net of costs	0	539,000	539,000	0
Proceeds from Series G offering, net of costs	0	125,000	125,000	0
Redemption of Series G preferred stock	0	(125,000)	(125,000)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,222,000	2,120,000	2,067,000	1,159,000
NET CHANGE IN CASH	2,054,000	359,000	461,000	(717,000)
Cash at beginning of period	643,000	182,000	182,000	899,000
CASH AT END OF PERIOD	2,697,000	541,000	643,000	182,000
Cash paid for interest	89,000	552,000	557,000	295,000
SUPPLEMENTAL DISCLOSURE FOR NON-CASH INVESTING AND FINANCING ACTIVITIES:
Dividends on preferred stock	581,000	296,000	361,000	122,000
Settlement of interest through common stock issuance	151,000	0
Debt from related parties exchanged for Preferred series F-2 shares	0	323,000
Issuance of series F-2 preferred stock	0	2,236,000	2,236,000	0
Issuance of warrants to finders in connection with Series F and Series F-2 preferred stock	0	377,000	377,000	0
Settlement of dividends through common stock issuance	722,000	157,000
Settlement of accounts payable through common stock issuance	0	62,000
Warrants exchanged for fixed price warrants	0	1,755,000
Warrants issued with debt	0	304,000	304,000	0
Conversion of Series D Preferred Shares into common stock	118,000	0
Conversion of Series E Preferred Shares into common stock	800,000	0
Net loss			(2,071,000)	(279,000)
Conversion of Series F Preferred Shares into common stock	296,000	0
Conversion of Series F-2 Preferred Shares into common stock	2,473,000	0
Directors and officers insurance obtained with financing	124,000	0
Change in fair value of warrants	$ 0	$ 448,000	(448,000)	(1,879,000)
Loss on extinguishment of debt			0	296,000
Extinguishment of derivative liability			(84,000)	0
Change in fair value of derivatives			91,000	25,000
Gain from forgiveness of debt			(578,000)	0
Payments made on notes payable			(1,468,000)	(1,101,000)
Proceeds from issuance of Series D preferred stock			0	102,000
Proceeds from issuance of Series E preferred stock			0	1,639,000
Proceeds from issuance of common stock, net of costs			0	0
SUPPLEMENTAL DISCLOSURE FOR NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt from related parties exchanged for preferred series F-2			323,000	0
Settlement of dividends through common stock issuance			171,000	40,000
Settlement of accounts payable through common stock issuance			62,000	0
Warrants exchanged for fixed price warrants			1,755,000	131,000
Settlement of accounts payable through issuance of promissory note			97,000	0
Issuance of common stock as debt repayment			0	2,929,000
Conversion of Preferred Series F to common stock			8,000	0
Subscription receivable			$ 0	$ 635,000